INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 35,896	$ 23,023
Work-in-progress	2,948	1,534
Finished goods	165,881	127,516
Inventories	$ 204,725	$ 152,073